Income and Expenses - Summary of Movement in Allowance for Expected Credit Losses of Contracts Assets (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement In Allowance For Expected Credit Losses Of Contract Assets [Abstract]
Balances at beginning of the years	₱ 67	₱ 42
Reversals and reclassification	(25)	25
Balances at end of the years	₱ 42	₱ 67